Capital management - Additional information (Detail) - INR (₨) ₨ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Apr. 30, 2021	Mar. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Amount of long term borrowings for which covenant could not be met		₨ 10,341		₨ 2,916
Waiver applied		₨ 3,664
Loan repayment term	November 2020
Subsequent Events
Disclosure of objectives, policies and processes for managing capital [line items]
Waiver received subsequently			₨ 6,446
Waiver applied			₨ 3,664
Bottom of range [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio		3:1
Top of range [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio		4:1
During Construction
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio		3:1
Post Construction Phase
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio		4:1